FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 74,642,310
Derivative liabilities recorded on issuance of derivative warrants	55,943,533	$ 74,642,310
Change in fair value of derivative liabilities	18,698,777	(16,889,088)
Ending Balance	55,943,533	74,642,310
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	23,455,550	0
Derivative liabilities recorded on issuance of derivative warrants		57,753,222
Transfer to Level 1		(39,745,978)
Change in fair value of derivative liabilities	(2,362,577)	5,448,306
Ending Balance	$ 21,092,973	$ 23,455,550